Other Current Assets (Details) - Schedule of other current assets - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Other Current Assets Abstract
Prepayments	$ 1,601,697	$ 1,086,391
Other	10,232	9,362
Total	$ 1,611,929	$ 1,095,753